Schedule of Share-based Payment Expenses (Details) - ILS (₪) ₪ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Notes and other explanatory information [abstract]
Total expenses recognized from share-based payment transactions	₪ 2,281	₪ 2,592	₪ 8,907